Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Fair Value
Fair Value

NOTE 12—Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of an asset should reflect its highest and best use by market participants, whether in-use or an in-exchange valuation premise. The fair value of a liability should reflect the risk of nonperformance, which includes, among other things, the Company's credit risk.

We use various methods, including the income approach and market approach, to determine the fair values of our financial instruments that are measured at fair value on a recurring basis, which depend on a number of factors, including the availability of observable market data over the contractual term of the underlying instrument. For some of our instruments, the fair value is calculated based on directly observable market data or data available for similar instruments in similar markets. For other instruments, the fair value may be calculated based on these inputs as well as other assumptions related to estimates of future settlements of these instruments. We separate our financial instruments into three levels (levels 1, 2 and 3) based on our assessment of the availability of observable market data and the significance of non-observable data used to determine the fair value of our instruments. Our assessment of an instrument can change over time based on the maturity or liquidity of the instrument, which could result in a change in the classification of the instruments between levels.

Each of these levels and our corresponding instruments classified by level are further described below:

•	Level 1 Inputs—unadjusted quoted market prices in active markets for identical assets or liabilities.

•

Level 2 Inputs—quotes which are derived principally from or corroborated by observable market data. Included in this level are our long-term debt and our interest rate swaps and commodity derivatives whose fair values are based on third-party quotes or available interest rate information and commodity pricing data obtained from third party pricing sources and our creditworthiness or that of our counterparties.

•

Level 3 Inputs—unobservable inputs for the asset or liability, such as discounted cash flow models or valuations, based on the Company's various assumptions and future commodity prices. Included in this level are our assets held for sale and oil and gas properties which are deemed impaired.

As of December 31, 2010 and 2009, the carrying amounts of our cash and cash equivalents, trade receivables and payables represented fair value because of the short-term nature of these instruments.

The following table summarizes the fair values of our derivative financial instruments that are recorded at fair value classified in each level as of December 31, 2010 and 2009 (in thousands):

	2010 Fair Value Measurements Using
Description	Level 1	Level 2	Level 3	Total
Current Assets Commodity Derivatives	$—	$24,467	$—	$24,467
Non-current Assets Commodity Derivatives	—	15,732	—	15,732
Non-current Liabilities Commodity Derivatives	—	(4,367)	—	(4,367)

Total	$—	$35,832	$—	$35,832

	2009 Fair Value Measurements Using
Description	Level 1	Level 2	Level 3	Total
Current Assets -Commodity Derivatives	$—	$5,403	$—	$5,403
Current Liabilities Interest Swaps	—	(1,087)	—	(1,087)
Non-current Liabilities Interest Swaps	—	(278)	—	(278)

Total	$—	$4,038	$—	$4,038

The following table reflects the carrying value, as recorded in our Consolidated Balance Sheet and fair value of our debt financial instruments which we classified as level 2 at December 31, 2010 and 2009 (in thousands):

	2010		2009
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
3.25% Convertible Senior Notes due 2026	167,089	173,478	159,085	161,438
5.0% Convertible Senior Notes due 2029	179,168	212,164	171,062	226,694

Total debt	$346,257	$385,642	$330,147	$388,132

The fair value amounts of our debt are based on quoted market prices for the same or similar type issues.